Reverse Acquisition	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Reverse Acquisition

Note 4 – Reverse Acquisition

On July 22, 2013, the Company acquired FSA and FSA’s consolidated variable interest entity, FSHA, from Foundation Healthcare Affiliates, LLC (“FHA”) pursuant to an Amended and Restated Membership Purchase Agreement (the “Purchase Agreement”). Pursuant to the Purchase Agreement, the Company (i) issued to FHA 11,450,000 shares of its common stock, (ii) issued to FHA a demand promissory note in the principal amount of $2.0 million, and (iii) assumed certain liabilities and obligations of FHA totaling approximately $2.0 million.

For accounting purposes, the acquisition of FSA was accounted for as a reverse acquisition and as a result, the Company’s historical operating results included in the accompanying condensed consolidated financial statements for the periods prior to July 22, 2013 represent those of FSA. The historical financial statements of FSA have been adjusted for the effect of the recapitalization that occurred as a result of the reverse acquisition.

The acquisition of Foundation was based on management’s belief that Foundation’s acquisition and development strategy and operating model will enable the Company to grow by taking advantage of highly-fragmented markets, an increasing demand for short stay surgery and a need by physicians to forge strategic alliances to meet the needs of the evolving healthcare landscape while also shaping the clinical environments in which they practice.

Simultaneous with and subject to the reverse acquisition, the Company issued 1,333,333 shares of common stock to purchase a $6.0 million participation in the credit facility owed by the Company to Arvest Bank (see Note 5 – Discontinued Operations for more information) and 1,797,030 shares of common stock to Mr. Roy T. Oliver, one of our greater than 5% shareholders and affiliates, for full satisfaction of debt owed to Mr. Oliver totaling $8,136,390. Since the completion of the reverse acquisition was subject to these transactions, they have been recorded as part of the reverse acquisition.

Since FSA is deemed to be the accounting acquirer, the reverse acquisition was recorded by allocating the purchase price of the acquisition to the assets acquired, including intangible assets and liabilities assumed, from the legacy business of Graymark Healthcare, Inc. (“Graymark”), based on their estimated fair values at the acquisition date. The excess of the cost of the acquisitions over the net amounts assigned to the estimated fair value of the assets acquired, net of liabilities assumed, was recorded as goodwill, none of which is anticipated to be tax deductible.

The fair value of the total consideration issued in the reverse acquisition amounted to $13.9 million and included the common stock attributable to existing Graymark shareholders, Arvest Bank and Mr. Oliver.

The final purchase allocation for the reverse acquisition is presented in the table below:

Graymark
Assets acquired
Cash and cash equivalents	$68,170
Accounts receivable	249,333
Current assets from discontinued operations	1,360,143
Other current assets	198,976

Total current assets	1,876,622
Property and equipment	1,389,169
Intangible assets	2,733,000
Goodwill	21,864,781
Other assets	252,528
Other assets from discontinued operations	1,224,140

Total assets acquired	$29,340,240

Liabilities assumed
Accounts payable and accrued liabilities	$2,899,823
Short term debt	2,000,000
Current portion of long term debt	714,711
Current liabilities from discontinued operations	7,375,521

Total current liabilities	12,990,055
Long term debt	742,385
Other liabilities	305,969
Other liabilities from discontinued operations	1,362,957

Total liabilities assumed	15,401,366

Net assets acquired	$13,938,874

During the nine months ended September 30, 2013, the Company incurred $444,988 in expenses related to the reverse acquisition. The expenses incurred related primarily to legal fees related to the Purchase Agreement and structure of the transaction and professional fees related to the audits of the 2012 and 2011 consolidated financial statements of FSA.

The amounts of acquisition revenues and earnings included in the Company’s consolidated statements of operations for the nine months ended September 30, 2014, and the revenue and earnings of the combined entity had the reverse acquisition date for Graymark been January 1, 2013 are as follows:

	Revenue	Loss From Continuing Operations	Net Loss	Attributable to Foundation
				Net Loss	Net Loss Per Share
Actual:
From 1/1/2014 to 9/30/2014	$1,531,445	$(4,771,630)	$(3,919,625)	$(3,919,625)	$(0.23)
Supplemental Pro Forma:
From 1/1/2013 to 9/30/2013	$69,993,313	$(25,858,257)	$(18,695,228)	$(20,086,112)	$(1.58)

The pro forma information is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been achieved had the acquisition been consummated as of that time, nor is it intended to be a projection of future results.

Note 4 – Reverse Acquisition

On July 22, 2013, the Company acquired FSA and FSA’s consolidated variable interest entity, FSHA, from Foundation Healthcare Affiliates, LLC (“FHA”) pursuant to an Amended and Restated Membership Purchase Agreement (the “Purchase Agreement”). Pursuant to the Purchase Agreement, the Company (i) issued to FHA 11,450,000 shares of its common stock, (ii) issued to FHA a demand promissory note in the principal amount of $2.0 million, and (iii) assumed certain liabilities and obligations of FHA totaling approximately $2.0 million.

For accounting purposes, the acquisition of FSA was accounted for as a reverse acquisition and as a result, the Company’s historical operating results included in the accompanying consolidated financial statements for the periods prior to July 22, 2013 represent those of FSA. The historical financial statements of FSA have been adjusted for the effect of the recapitalization that occurred as a result of the reverse acquisition.

The acquisition of Foundation was based on management’s belief that Foundation’s acquisition and development strategy and operating model will enable the Company to grow by taking advantage of highly-fragmented markets, an increasing demand for short stay surgery and a need by physicians to forge strategic alliances to meet the needs of the evolving healthcare landscape while also shaping the clinical environments in which they practice. The Company expects the acquisition of Foundation will generate positive earnings and cash flow that will be accretive to the earnings and cash flow of the Company.

Simultaneous with and subject to the reverse acquisition, the Company issued 1,333,333 shares of common stock to purchase a $6.0 million participation in the credit facility owed by the Company to Arvest Bank (see Note 6 – Discontinued Operations for more information) and 1,797,030 shares of common stock to Mr. Roy T. Oliver, one of our greater than 5% shareholders and affiliates, for full satisfaction of debt owed to Mr. Oliver totaling $8,136,390. Since the completion of the reverse acquisition was subject to these transactions, they have been recorded as part of the reverse acquisition.

Since FSA is deemed to be the accounting acquirer, the reverse acquisition was recorded by allocating the purchase price of the acquisition to the assets acquired, including intangible assets and liabilities assumed, from the legacy business of Graymark Healthcare, Inc. (“Graymark”), based on their estimated fair values at the acquisition date. The excess of the cost of the acquisitions over the net amounts assigned to the estimated fair value of the assets acquired, net of liabilities assumed, was recorded as goodwill, none of which is anticipated to be tax deductible.

The fair value of the total consideration issued in the reverse acquisition amounted to $13.9 million and included the common stock attributable to existing Graymark shareholders and the issuance of the Company’s common stock to Arvest Bank and Mr. Oliver.

The fair value amounts were initially recorded using preliminary estimates. Subsequently, management engaged a third-party valuation company to complete a valuation of the fair value of the assets acquired and liabilities assumed in the reverse acquisition. The preliminary and final purchase allocations for the reverse acquisition are as follows:

	Preliminary	Final
Cash and cash equivalents	$68,170	$68,170
Accounts receivable	249,333	249,333
Current assets from discontinued operations	1,773,471	1,360,143
Other current assets	198,977	198,976

Total current assets	2,289,951	1,876,622

Property and equipment	647,862	1,389,169
Intangible assets	3,800,000	2,733,000
Goodwill	20,847,608	21,864,781
Other assets from discontinued operations	295,542	1,224,140
Other assets	12,753	252,528

Total assets acquired	27,893,716	29,340,240

Liabilities assumed:
Accounts payable and accrued liabilities	2,501,877	2,899,823
Short term debt	2,000,000	2,000,000
Current portion of long-term debt	714,711	714,711
Current liabilities from discontinued operations	7,812,192	7,375,521

Total current liabilities	13,028,780	12,990,055
Long-term debt, net of current portion	742,385	742,385
Other liabilities from discontinued operations	174,509	305,969
Other liabilities	575,000	1,362,957

Total liabilities assumed	14,520,674	15,401,366

Net assets acquired	$13,373,042	$13,938,874

During the year ended December 31, 2013 and 2012, the Company incurred approximately $506,000 and $446,000 in expenses related to the reverse acquisition. The expenses incurred related primarily to legal fees related to the Purchase Agreement and structure of the transaction and professional fees related to the audits of the 2012 and 2011 consolidated financial statements of FSA.

The amounts of acquisition revenues and earnings included in the Company’s consolidated statements of operations for the year ended December 31, 2013, and the revenue and earnings of the combined entity had the reverse acquisition date for Graymark been January 1, 2012 are as follows:

				Attributable to Foundation
	Revenue	Loss from Continuing Operations	Net Income (Loss)	Net Income (Loss)	Net Income (Loss) per Share
Actual:
From 7/22/2013 to 12/31/2013	$968,729	$(23,413,107)	$(24,995,058)	$(24,995,058)

Supplemental Pro Forma:
Year ending 12/31/2013	$94,514,058	$(24,733,907)	$(19,402,769)	$(23,616,628)	$(1.73)

Year ending 12/31/2012	$70,178,706	$(18,792,393)	$(19,016,863)	$(18,720,810)	$(1.64)

The pro forma information is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been achieved had the acquisition been consummated as of that time, nor is it intended to be a projection of future results.